Equipment and Furnishings	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Equipment and Furnishings

4. Equipment and Furnishings

Equipment and furnishings at December 31, 2022 and 2021 consist of the following:

	2022	2021
Equipment and furnishings	$48,742	$59,728
Less — accumulated depreciation	(30,196)	(26,944)
Equipment and furnishings, net	$18,546	$32,784

Depreciation and amortization expense for the years ended December 31, 2022 and 2021 were $15,004 and $13,978, respectively. During the year ended December 31, 2022, fully depreciated equipment and furnishings of $11,752 were written off.